Adoption of U.S. GAAP - Impact of Change Before Considering The Tax Effect from Earnings Per Share (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss | $	$ (36,641)	$ (96,305)	$ (21,529)
Weighted average number of ordinary shares (basic) (in shares) | shares	83,188,276	16,655,634	16,029,826
Loss per share basic (in dollars per share)	$ (0.44)	$ (5.78)	$ (1.34)
Weighted average number of ordinary shares (Dilutive) (in shares) | shares	83,798,149	16,655,634	16,029,826
Diluted loss for the period attributable to common stockholders (in dollars per share)	$ (0.66)	$ (5.78)	$ (1.34)
Exchange ratio	3.3028	3.3028	3.3028
Adjustments/ Reclassifications
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss | $		$ 21,436	$ 92,397
Weighted average number of ordinary shares (basic) (in shares) | shares		0	0
Loss per share basic (in dollars per share)		$ 1.29	$ 5.76
Diluted loss for the period attributable to common stockholders (in dollars per share)		$ 1.29	$ 5.76
Adjustments/ Reclassifications | IFRS Impact on Earnings Per Share
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss | $		$ (96,305)	$ (21,529)
Weighted average number of ordinary shares (basic) (in shares) | shares		16,655,634	16,029,826
Loss per share basic (in dollars per share)		$ (5.78)	$ (1.34)
Loss for the year attributable to Equity holders of the parent (diluted) | $		$ (96,305)	$ (21,529)
Diluted loss for the period attributable to common stockholders (in dollars per share)		$ (5.78)	$ (1.34)